Provisions for other liabilities and charges (Details) - Pension and other post retirement obligations	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Charged/(credited) to profit or loss	€ 4,268
Balance at the end	€ 4,268